Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of book value of MakerBot's net assets
The following table summarizes the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, in its consolidated balance sheets:

	September 30, 2025			December 31, 2024
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(U.S. $ in thousands)
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$—	$80	$—	$—	$71	$—
Foreign exchange forward contracts designated as hedging instruments	—	2,104	—	—	4,005	—
Convertible notes	—	—	15,193	—	—	10,486
Marketable securities	309	—	—	596	—	—
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	—	(29)	—	—	(21)	—
Foreign exchange forward contracts designated as hedging instruments	—	(1,306)	—	—	(3)	—
Contingent consideration*	—	—	(12,508)	—	—	(12,694)
	$309	$849	$2,685	$596	$4,052	$(2,208)